Average Annual Total Returns{- Fidelity Managed Retirement 2010 Fund} - 07.31 Fidelity Managed Retirement Funds AI Combo PRO-11 - Fidelity Managed Retirement 2010 Fund	Fidelity Advisor Managed Retirement 2010 Fund-Class A Return Before Taxes Past 1 year	Fidelity Advisor Managed Retirement 2010 Fund-Class A Return Before Taxes Past 5 years	Fidelity Advisor Managed Retirement 2010 Fund-Class A Return Before Taxes Past 10 years	Fidelity Advisor Managed Retirement 2010 Fund-Class A After Taxes on Distributions Past 1 year	Fidelity Advisor Managed Retirement 2010 Fund-Class A After Taxes on Distributions Past 5 years	Fidelity Advisor Managed Retirement 2010 Fund-Class A After Taxes on Distributions Past 10 years	Fidelity Advisor Managed Retirement 2010 Fund-Class A After Taxes on Distributions and Sales Past 1 year	Fidelity Advisor Managed Retirement 2010 Fund-Class A After Taxes on Distributions and Sales Past 5 years	Fidelity Advisor Managed Retirement 2010 Fund-Class A After Taxes on Distributions and Sales Past 10 years	Fidelity Advisor Managed Retirement 2010 Fund-Class I Return Before Taxes Past 1 year	Fidelity Advisor Managed Retirement 2010 Fund-Class I Return Before Taxes Past 5 years	Fidelity Advisor Managed Retirement 2010 Fund-Class I Return Before Taxes Past 10 years	LB001 Past 1 year	LB001 Past 5 years	LB001 Past 10 years	IXZNG Past 1 year	IXZNG Past 5 years	IXZNG Past 10 years
Total	5.87%	3.76%	6.09%	4.87%	2.13%	4.94%	3.72%	2.56%	4.58%	12.63%	5.26%	6.99%	8.72%	3.05%	3.75%	12.94%	5.54%	7.29%